GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets, Lease Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	$ 363	$ 415
Minimum finance lease payments payable	599	744
Less: future finance charges	176	256
Present value of minimum lease payments	$ 423	$ 488
Weighted average discount rate	12.50%	13.20%
Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	1 year	1 year
Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	13 years	14 years
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 121	$ 144
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	392	440
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	86	160
Machinery, equipment and other
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	232	364
Buildings
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	93	51
Land
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	$ 38	$ 0